Financial Assets and Liabilities - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)		May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)		Jun. 30, 2016 USD ($)	[1]
Disclosure of financial assets [line items]
Period during which cash flow hedges hedge cost of revenues and operating expenses (up to)	24 months
Fair Value	$ 510,638
Cash and cash equivalents	1,268,441	$ 1,410,339	[1]			$ 244,420	[1]	$ 259,709
Short-term investments	445,046	323,134	[1]
Hypothetical increase in risk variable, additional loss	46,900	23,500
Certificates of deposit and time deposits	$ 5,010	5,248
Bottom of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy	30 days
Top of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy	45 days
Non-current derivative assets
Disclosure of financial assets [line items]
Certificates of deposit and time deposits	$ 3,700	3,600
Exchangeable Notes, net
Disclosure of financial assets [line items]
Debt instruments issued	853,576	819,637		$ 1,000,000	$ 1,000,000
Exchangeable Notes, net | Principal amount
Disclosure of financial assets [line items]
Debt instruments issued	1,000,000	$ 1,000,000
Capped Call Transactions
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)		10.00%
Capped Call Transactions | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 214,597	$ 99,932				$ 0
Capped Call Transactions | Derivatives | Historical volatility for shares, measurement input | Level 3 | Bottom of range
Disclosure of financial assets [line items]
Significant unobservable input, liabilities	0.438	0.327
Capped Call Transactions | Derivatives | Historical volatility for shares, measurement input | Level 3 | Top of range
Disclosure of financial assets [line items]
Significant unobservable input, liabilities	0.473	0.363
Currency risk | U.S. dollar
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Currency risk | U.S. dollar | Foreign exchange forward contracts
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ 22,500	$ 18,800
Hypothetical increase in fair value	$ 22,500	$ 18,800
Equity price risk | Exchangeable Notes, net | Derivatives
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%
Hypothetical decrease in fair value	$ 134,600
Hypothetical decrease in risk variable (as a percent)	10.00%
Hypothetical increase in fair value	$ 138,600
Equity price risk | Capped Call Transactions | Derivatives
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%
Hypothetical decrease in fair value	$ 18,200
Hypothetical decrease in risk variable (as a percent)		10.00%
Hypothetical increase in fair value	$ 16,200
Equity price risk | Equity Investments
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%
Hypothetical increase in fair value	$ 5,900
Fair Value	$ 58,900
Interest rate risk | Short-term investments
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	1.00%	1.00%
Hypothetical decrease in fair value	$ 2,300	$ 1,700

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.